UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00749

STONEBRIDGE FUNDS TRUST
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Richard C. Barrett, President 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2005

Item 1 – Schedule of Investments.

STONEBRIDGE GROWTH FUND

STATEMENT OF INVESTMENTS

July 31, 2005 (Unaudited)

		Market
	Shares	Value
COMMON STOCKS (99.7%)
CONSUMER DISCRETIONARY (18.1%)
Department Stores (2.0%)
Kohl’s Corp*	8,000	$450,800

Motorcycle Manufacturers (2.4%)
Harley-Davidson Inc	10,000	531,900

Movies and Entertainment (4.4%)
Viacom Inc - Class B	30,000	1,004,700

Publishing (3.1%)
McGraw-Hill Companies Inc	15,000	690,150

Restaurants (3.3%)
Outback Steakhouse Inc	16,000	745,280

Retail - Home Improvement (2.9%)
Home Depot Inc	15,000	652,650
TOTAL CONSUMER DISCRETIONARY		4,075,480

CONSUMER STAPLES (11.3%)
Retail (4.7%)
Costco Wholesale Corp	10,000	459,700
Wal-Mart Stores Inc	12,000	592,200
		1,051,900
Soft Drinks (6.6%)
Coca-Cola Co	18,000	787,680
PepsiCo Inc	13,000	708,890
		1,496,570
TOTAL CONSUMER STAPLES		2,548,470

ENERGY (8.4%)
Oil & Gas - Exploration & Production (3.5%)
Anadarko Petroleum Corp	2,500	220,875
Devon Energy Corp	5,000	280,450
Houston Exploration Co*	5,000	288,950
		790,275
Oil & Gas - Integrated (4.9%)
ChevronTexaco Corp	10,000	580,100
Exxon Mobil Corp	9,000	528,750
		1,108,850
TOTAL ENERGY		1,899,125

FINANCIAL (19.9%)
Diverse Financial Services (7.7%)
Bear Stearns Co	3,500	357,385
Citigroup Inc	15,000	652,500
Goldman Sachs Group Inc	3,500	376,180
State Street Corp	7,000	348,180
		1,734,245
Insurance - Brokers (3.1%)
Arthur J Gallagher & Co	25,000	697,250

Insurance - Property & Casualty (3.2%)
XL Capital Ltd - Class A	10,000	718,200

Regional Banks (5.9%)
Bank of New York Co Inc	20,000	615,600
SunTrust Banks Inc	10,000	727,200
		1,342,800
TOTAL FINANCIAL		4,492,495

HEALTHCARE (14.9%)
Biotechnology (1.8%)
Charles River Laboratories International Inc*	8,500	413,950

Medical Products (7.0%)
Medtronic Inc	15,000	809,100
Stryker Corp	14,000	757,260
		1,566,360
Pharmaceuticals (6.1%)
Johnson & Johnson Inc	9,000	575,640
Pfizer Inc	30,000	795,000
		1,370,640
TOTAL HEALTHCARE		3,350,950

INDUSTRIALS (8.7%)
Industrial Conglomerates (5.4%)
General Electric Co	21,000	724,500
Teleflex Inc	7,500	497,475
		1,221,975
Trade Companies & Distributors (3.3%)
W.W. Grainger Inc	12,000	747,840
TOTAL INDUSTRIALS		1,969,815

TECHNOLOGY (18.4%)
Communications Equipment (1.7%)
QUALCOMM Inc	10,000	394,900

Semiconductors (6.7%)
Intel Corp	15,000	407,100
Taiwan Semiconductor Manufacturing Company Ltd - ADR	34,998	300,633
Xilinx Inc	28,000	793,800
		1,501,533
Systems Software (10.0%)
Intuit Inc*	14,000	672,000
Microsoft Corp	30,000	768,300
Oracle Corp*	60,000	814,800
		2,255,100
TOTAL TECHNOLOGY		4,151,533

TOTAL COMMON STOCKS (Cost $18,586,305)		22,487,868

MONEY MARKET MUTUAL FUNDS (0.3%)
Fifth Third U.S. Treasury Money Market Fund	55,449	55,449
TOTAL MONEY MARKET MUTUAL FUNDS (Cost $55,449)		55,449

TOTAL INVESTMENTS (100.0%) (Cost $18,641,754)		$22,543,317
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)		9,823
NET ASSETS (100.0%)		$22,553,140

ADR - American Depositary Receipt

* Non-income producing security

See accompanying Notes to Statement of Investments

STONEBRIDGE AGGRESSIVE GROWTH FUND

STATEMENT OF INVESTMENTS

July 31, 2005 (Unaudited)

		Market
	Shares	Value
COMMON STOCKS (99.6%)
CONSUMER DISCRETIONARY (13.5%)
Home Furnishings (2.9%)
Chromcraft Revington Inc*	16,500	$233,475

Hotel - Resort - Cruise (1.8%)
Fairmont Hotels & Resorts Inc	4,500	145,530

Household Appliances (1.8%)
Helen of Troy Corp Ltd*	6,000	140,640

Retail - Internet (2.9%)
Blue Nile Inc*	7,000	232,820

Retail - Specialty (4.1%)
Pep Boys-Manny Moe & Jack Inc	24,000	326,160
TOTAL CONSUMER DISCRETIONARY		1,078,625

CONSUMER STAPLES (3.0%)
Agricultural Products (3.0%)
Corn Products International Inc	10,000	240,700
TOTAL CONSUMER STAPLES		240,700

ENERGY (6.1%)
Oil & Gas - Equipment & Services (1.3%)
Superior Energy Services Inc*	5,000	106,700

Oil & Gas - Exploration & Production (4.8%)
Houston Exploration Co*	2,000	115,580
Ivanhoe Energy Inc*	120,000	265,200
		380,780
TOTAL ENERGY		487,480

FINANCIAL (17.6%)
Banks - (2.7%)
W Holding Company Inc	20,000	213,800

Diversified Financial Services (1.8%)
Affiliated Managers Group Inc*	2,000	142,600

Insurance - Brokers (4.2)
Arthur J Gallagher & Co	12,000	334,680

Insurance - Property & Casualty (6.1%)
Arch Capital Group Ltd*	6,000	276,000
Kingsway Financial Services Inc	12,000	213,840
		489,840

Thrifts & Mortgage Finance (2.8%)
PMI Group Inc	5,500	225,225
TOTAL FINANCIAL		1,406,145

HEALTHCARE (24.0%)
Biotechnology (8.2%)
Eyetech Pharmaceuticals*	20,000	227,400
Hollis-Eden Pharmaceuticals Inc*	30,000	271,500
Lifecell Corp*	7,000	155,330
		654,230

Healthcare Equipment (13.2%)
Analogic Corp	4,500	231,165
Cantel Medical Corp*	14,000	245,140
Diagnostic Products Corp	4,000	225,840

Kyphon Inc*	5,000	203,200
Mentor Corp	3,000	149,250
		1,054,595

Services (2.6%)
WebMD Corp*	20,000	212,200
TOTAL HEALTHCARE		1,921,025

INDUSTRIALS (7.4%)
Education (2.6%)
Corinthian Colleges Inc*	15,000	205,950

Electrical Components (2.7%)
Microvision Inc*	35,000	220,500

Industrial Conglomerates (2.1%)
Teleflex Inc	2,500	165,825
TOTAL INDUSTRIALS		592,275

MATERIALS (5.8%)
Chemicals - Agriculture & Fertilizer (3.0%)
Scotts Co - Class A*	3,000	235,200

Chemicals - Specialty (2.8%)
Ferro Corp	10,000	225,000
TOTAL MATERIALS		460,200

TECHNOLOGY (17.5%)
Electronic Equipment (2.7%)
OSI Systems Inc*	12,000	214,200

Office Electronics (3.7%)
Intelli-Check Inc*	60,000	300,000

Semiconductor Equipment (8.0%)
Cymer Inc*	5,000	173,500
LanOptics Ltd*	30,000	223,500
Veeco Instruments Inc*	12,000	242,640
		639,640

Systems Software (3.1%)
Hummingbird Ltd*	13,000	245,310
TOTAL TECHNOLOGY		1,399,150

TELECOMMUNICATIONS (2.2%)
Equipment (2.2%)
UTStarcom Inc*	20,000	176,400
TOTAL TELECOMMUNICATIONS		176,400

UTILITIES (2.5%)
Utilities (2.5%)
Calpine Corp*	60,000	199,200
TOTAL UTILITIES		199,200

TOTAL COMMON STOCKS		7,961,200
(Cost $6,676,583)

MONEY MARKET MUTUAL FUNDS (4.7%)	377,856	377,856
Fifth Third U.S. Treasury Money Market Fund		377,856
TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $377,856)

TOTAL INVESTMENTS (104.3%)		$8,339,056
(Cost $7,054,439)
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.3%)		(344,068)
NET ASSETS (100.0%)		$7,994,988

* Non-income producing security

See accompanying Notes to Statement of Investments

5

STONEBRIDGE FUNDS TRUST

July 31, 2005 (Unaudited)

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

1. Significant Accounting and Operating Policies

Organization and Nature of Operations – Stonebridge Funds Trust (“the Trust”) is registered under the Investment Company Act of 1949, as amended, as a diversified, open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 1998.  The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Growth Fund and the Stonebridge Aggressive Growth Fund, each referred to as a “Series” or a “Fund” of the Trust.  Stonebridge Growth Fund, also referred to as the Growth Fund, seeks long-term growth of capital and increased future income through investment primarily in common stocks.  Stonebridge Aggressive Growth Fund, also referred to as the Aggressive Fund, seeks long-term growth of capital, with the production of short-term income as a secondary objective, through investment primarily in common stocks.

The following summarizes the significant accounting policies for the Trust.

Security Valuation — Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value. Other securities for which quotations are not readily available are valued at fair value as determined by the Board of Trustees. The valuation assigned to fair valued securities for purposes of calculating the Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Other—Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis each Series uses for federal income tax purposes.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

	Stonebridge	Stonebridge
	Growth Fund	Aggressive Growth Fund
As of July 31, 2005
Gross appreciation (excess of value over cost)	$4,098,450	$1,426,522
Gross depreciation (excess of cost over value)	(201,710)	(141,905)
Net unrealized appreciation	$3,896,740	$1,284,617
Cost of investments for income tax purposes	$18,646,577	$7,054,439

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

6

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive
Officer

Date:	September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive
Officer

Date:	September 29, 2005

By:	/s/ Debra L. Newman
Debra L. Newman
Treasurer, Principal Financial
Officer

Date:	September 29, 2005